Taxation - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Deferred tax asset, per balance sheet	$ 237,884,000	$ 166,143,000
Deferred tax liability, per balance sheet	86,330,000	141,803,000
Valuation allowance	261,924,000	297,637,000
Excess tax benefits on share-based compensation	1,800,000	0
Accrued interest and penalties	1,000,000	0
United States
Income Tax Disclosure [Line Items]
Valuation allowance	175,372,000	196,555,000
Capital loss valuation allowance, amount	104,800,000
Capital loss carryforwards, tax effected	104,800,000
Capital loss carryforwards available	299,500,000
United States | Deferred intercompany capital losses
Income Tax Disclosure [Line Items]
Capital loss valuation allowance, amount	69,500,000
Capital loss carryforwards, tax effected	69,500,000
Capital loss carryforwards available	198,700,000
United States | Expiring in 2014
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	110,600,000
United States | Expiring in future years
Income Tax Disclosure [Line Items]
Capital loss carryforwards available	188,900,000
Ireland
Income Tax Disclosure [Line Items]
Valuation allowance	60,133,000	59,210,000
Capital loss carryforwards available	153,500,000
Net operating loss carryforwards, amount	205,200,000
Net operating loss carryforwards valuation allowance, amount	60,133,000
United Kingdom
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	153,400,000
Net operating loss carryforwards valuation allowance, amount	1,000,000
Net operating loss carryforwards, tax effected	34,300,000
Potential valuation allowance on net operating losses	33,300,000
United Kingdom | Not expected to be utilized in the future
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	5,100,000
United Kingdom | Expected to be used
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	148,200,000
Switzerland
Income Tax Disclosure [Line Items]
Valuation allowance	11,457,000	9,864,000
Net operating loss carryforwards, amount	84,900,000
Net operating loss carryforwards valuation allowance, amount	9,100,000
Switzerland | Not expected to be utilized in the future
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	79,500,000
Switzerland | Expiring in 2014
Income Tax Disclosure [Line Items]
Net operating loss carryforwards, amount	$ 25,600,000